Property and Equipment - Summary of property and equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	465,343	316,470	$ 234,323
Less: accumulated depreciation	(300,515)	(258,391)	(220,066)
Property and equipment, net	164,828	58,079	14,257
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	99,982	64,945	46,818
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	365,361	251,525	$ 187,505
Computers and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Computers and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years